Label	Element	Value
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Dynamic Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The portfolio managers look for stocks of early and rapid stage growth companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the fund will invest in 30 to 45 securities.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate relative to factors including recent trends, market expectations, peers and historical data. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing or the expectation of increasing cash flows, or other indications of financial health. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Growth Stocks - Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized. These risks may even be greater for early and rapid stage growth companies.
•Issuer Focus Risk - Under normal market conditions, the fund will invest in 30 to 45 securities. As result, the fund’s performance may be more volatile than the performance of funds holding more securities.
•Style Risk - If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Price Volatility - The value of the fund’s shares may fluctuate significantly in the short term.
•Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2019): 17.66%              Lowest Performance Quarter (4Q 2018): -15.89%
As of September 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 50.43%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	36.39%
5 Years	rr_AverageAnnualReturnYear05	14.62%
10 Years	rr_AverageAnnualReturnYear10	15.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.02%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,232
Annual Return 2010	rr_AnnualReturn2010	7.62%
Annual Return 2011	rr_AnnualReturn2011	5.68%
Annual Return 2012	rr_AnnualReturn2012	7.50%
Annual Return 2013	rr_AnnualReturn2013	36.77%
Annual Return 2014	rr_AnnualReturn2014	11.86%
Annual Return 2015	rr_AnnualReturn2015	(3.57%)
Annual Return 2016	rr_AnnualReturn2016	5.69%
Annual Return 2017	rr_AnnualReturn2017	34.55%
Annual Return 2018	rr_AnnualReturn2018	6.51%
Annual Return 2019	rr_AnnualReturn2019	32.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	50.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.89%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.30%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	13.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	32.30%
5 Years	rr_AverageAnnualReturnYear05	13.94%
10 Years	rr_AverageAnnualReturnYear10	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.12%
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 998
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.60%
5 Years	rr_AverageAnnualReturnYear05	14.30%
10 Years	rr_AverageAnnualReturnYear10	13.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.02%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,006
Label	rr_AverageAnnualReturnLabel	A Class(1) Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	24.41%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.46%	[3]
10 Years	rr_AverageAnnualReturnYear10	12.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006	[3]
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.02%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	814
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,797
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.64%
5 Years	rr_AverageAnnualReturnYear05	13.49%
10 Years	rr_AverageAnnualReturnYear10	13.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 819
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.78%
Since Inception	rr_AverageAnnualReturnSinceInception	23.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2016
American Century Growth Funds | FOCUSED DYNAMIC GROWTH FUND | G CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACFGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none

[1]	The advisor has agreed to waive 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2021, and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Prior to June 15, 2020, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.
[4]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.